Prepayments, Deposit and Other Receivables (Details) - Schedule of prepayments deposits and other receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepayments Deposits And Other Receivables Abstract
Deposit	$ 452,151	$ 400,801	$ 60,000
Prepayments	198,599	403,210	144,567
Prepayments, deposit and other receivables	$ 650,750	$ 804,011	$ 206,443